August 28, 2009

Jocelyn Liu

Assistant Counsel

Law & Regulation

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Allstate Life Global Funding Trust 2008-1

Allstate Life Global Funding Trust 2008-2

Allstate Life Global Funding Trust 2008-3

Allstate Life Global Funding Trust 2008-4

Allstate Life Global Funding Trust 2008-5

Amendment No. 1 to Form 10-K for the fiscal year ended December 31, 2008
(File No. 001-32192)

Commissioners:

On behalf of the above-named Registrant, filed herewith is one electronically formatted copy of the above-referenced Amendment No. 1 to Form 10-K filed pursuant to Section 13 or 15(d) of the Securities Exchange Act of 1934 ("Exchange Act").

To facilitate the Commission staff's ("Staff") consideration of the Amendment No. 1 to Form 10-K, we set forth the information below.

Registrant is filing Amendment No. 1 to Form 10-K for the purpose of responding to Staff comments provided via letter to the Registrant dated August 5, 2009.

STAFF COMMENT:

Item 1122 of Regulation AB – Compliance with Applicable Servicing Criteria

We note that the assessment report prepared by the Bank of New York Mellon and the related attestation report identify material instances of noncompliance during the year ended December 31, 2008. Please discuss the material instances of noncompliance in the body of Form 10-K.

RESPONSE:

The material instances of noncompliance disclosed in Schedule A of Item 1122 did not apply to The Bank of New York Mellon Trust Company, N.A. (“BNYMTC”) (formerly The Bank of New York Trust Company, N.A.) or its performance as Trustee under the Indenture for the Allstate Life Global

Allstate Life Insurance Company

3100 Sanders Road, Suite J5B Northbrook, IL 60062 Phone 847.402.5745 Fax 847.402.3781

Email Jocelyn.Liu@allstate.com

Securities and Exchange Commission

August 24, 2009

Funding (“ALGF”) Trusts. These material instances of noncompliance occurred in regard to certain asset-backed securities for which The Bank of New York Mellon (formerly The Bank of New York), BNY Mellon Trust of Delaware (formerly BNYM (Delaware)) and BNYMTC, (collectively, the "Company") perform cash collection and administration servicing. The statements regarding these instances of noncompliance were inadvertently included in the Statement of Compliance with Respect to the Indenture (“Servicer Compliance Statement”), filed as Exhibit 35 to the original filing of the Annual Report on Form 10-K.

The Bank of New York Mellon provides the same report on an assessment of compliance with the servicing criteria (the “Report on Assessment”), attached as Exhibit 33 to the original filing on Annual Report Form 10-K, and the same attestation report (the “Attestation Report”) by a registered independent public accounting firm regarding its Report on Assessment, attached as Exhibit 34 to the original filing, to all companies for which the Company provides this platform-level assessment of compliance with the servicing criteria specified in Item 1122 (d) of Regulation AB promulgated by the Securities and Exchange Commission. Therefore, the Report on Assessment and the Attestation Report remain a part of the Annual Report Form 10-K.

However, we have received a revised Servicer Compliance Statement from BNYMTC, which has been included in this Amendment No. 1 to Form 10-K filing. The revised Servicer Compliance Statement removes the existing references to the instances of material noncompliance and includes a new statement which provides that the information disclosed in Schedule A of Exhibit 33 does not apply to BNYMTC’s performance as Trustee under the Indenture for the ALGF Trusts.

-----------------

We appreciate your review of this Amendment No. 1 to Form 10-K. If you have any questions or to request a copy of the amendment with marked with revisions, please do not hesitate to call me at 847/402-5745. Thank you.

Very truly yours,

Jocelyn Liu

Enclosure